Subsequent Events	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

On December 3, 2020, the Company issued 5,000 shares of its common stock in satisfaction of $50,000 in legal fees. These shares were valued at $80,000, or $16.00 per share, based on the quoted trading price on the date of grant. In connection with the issuance of these shares, the Company reduced accounts payable by $50,000 and recorded legal fees of $30,000.

On December 18, 2020, the Company issued an aggregate of 100,000 shares (50,000 each) to two executive officers as a bonus. These shares were valued at $1,410,000, or $14.10 per share, based on the quoted trading price on the date of grant. In connection with the issuance of these shares, the Company recorded stock-based compensation of $1,410,000. Additionally, these officers shall receive a cash bonus of $125,000 each to be paid when funds are available.

NOTE 13 — SUBSEQUENT EVENTS

Self-Amortization Promissory Note

On June 18, 2020 (the “Issue Date”), Simplicity Esports and Gaming Company, a Delaware corporation (the “Company”), entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of June 18, 2021 (the “Maturity Date”), in the principal sum of $550,000. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $550,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $55,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company’s common stock to the Holder as additional consideration.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

On various dates subsequent to May 31, 2020, Jed Kaplan our Chief Executive Officer and Interim Chief Financial Officer funded $25,272 pursuant to the Kaplan Promissory Note. With the contributions subsequent to May 31, 2020, the principal balances outstanding and due Mr. Kaplan amount to $90,000 (Note 8). The promissory note was subsequently converted into 20% of the common equity of Simplicity One Brasil, LTD by SEGC and Mr. Kaplan.

On April 10, 2020, the Company filed a Registration Statement on Form S-1 relating to the Company’s offering of units. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. On July 2, 2020, the Company filed Amendment No. 1 to its Registration Statement on Form S-1. The registration statement is not yet effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

On June 23, 2020, the Company’s stockholders approved an amendment to the Company’s Third Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), to effect a reverse stock split of the Company’s outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the “Reverse Split”). The Board will implement the Reverse Split only upon a determination that the Reverse Split is in the best interests of the stockholders at that time. The Board will then select the ratio for the Reverse Split within the range approved by stockholders that the Board determines to be advisable and in the best interests of the stockholders, considering relevant market conditions at the time the Reverse Split is to be implemented. The Reverse Split may be delayed or abandoned without further action by the stockholders at any time prior to effectiveness of the Certificate of Amendment with the Delaware Secretary of State, notwithstanding stockholder adoption and approval of the Reverse Split amendment, if the Board, in its sole discretion, determines that it is in the best interests of the Company and its stockholders to delay or abandon the Reverse Split. If the Certificate of Amendment implementing the Reverse Split has not been filed with the Delaware Secretary of State on or before the date of the 2021 annual meeting of stockholders, the Board will be deemed to have abandoned the Reverse Split.

The board and shareholders of the Company approved the Simplicity Esports and Gaming Company 2020 Omnibus Incentive Plan (the “2020 Plan”) on April 22, 2020 and June 23, 2020, respectively. Under the 2020 Plan, 1,000,000 shares of common stock are authorized for issuance to employees, directors and independent contractors (except those performing services in connection with the offer or sale of the Company’s securities in a capital raising transaction, or promoting or maintaining a market for the Company’s securities) of the Company or its subsidiaries. The 2020 Plan authorizes equity-based and cash-based incentives for participants. There were 1,000,000 shares available for award at May 31, 2020 under the 2020 Plan.

On June 29, 2020, the Company acquired the assets of one of its top performing franchisee owned esports gaming centers on Fort Bliss U.S. Military base in El Paso, TX. Simplicity El Paso, LLC was created by SEGC and purchased the assets of the franchisee location for 150,000 shares of restricted Company common stock and $150,000 in cash.

On July 2, 2020, the Company repaid $152,500 and $15,000 in accrued interest in full satisfaction of the 10% Convertible Promissory Harbor Gates Note (Note 8).

On July 29, 2020, the Board of Directors of the Company approved the issuance of 757,000 shares of the Common Stock of the Company and $150,000 in cash as compensation for the year ended May 31, 2020. The shares were granted to Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer, Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

On July 29, 2020, The Company entered into employment agreements with Jed Kaplan the Company’s Chief Executive Officer and Interim Chief Financial Officer and Roman Franklin the Company’s President, the members of the Company’s Board of Directors as well as an employee of the Company (Note 8).

Self-Amortization Promissory Note

On August 7, 2020 (the “Issue Date”), the Company, entered into a securities purchase agreement (the “SPA”) with FirstFire Global Opportunities Fund, LLC, an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of August 7, 2021 (the “Maturity Date”), in the principal sum of $333,333. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $333,333 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $33,333. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $300,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 33,333 shares of the Company’s common stock to the Holder as additional consideration.

Amendment of Certificate of Incorporation

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000.